Shareholder Fees - FidelityFlexUSBondIndexFund-PRO	Oct. 30, 2024 USD ($)
FidelityFlexUSBondIndexFund-PRO | Fidelity Flex U.S. Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none